Note 11 - Subsequent Events 3 (Details Textual) - USD ($) $ in Millions	1 Months Ended			2 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	May 31, 2020	Aug. 09, 2024	Jul. 23, 2024
The 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)		1,171,768	1,000,000
Subsequent Event [Member] | Notes Receivable [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 20.0
Proceeds from Sale and Collection of Loans Receivable				$ 11.9
Loans Receivable, Basis Spread on Variable Rate	2.00%
Subsequent Event [Member] | Pieris [Member]
Contingency, Termination Fee, Receivable					$ 1.0
Contingency, Termination Fee Payable					$ 2.0